Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Before tax
Equity instruments at fair value through other comprehensive income	€ (34)		€ 49
Cash flow hedges	(20)		26
Remeasurements of defined benefit pension plans	(90)		2,037
Currency retranslation gains/(losses)	(535)		1,317
Other comprehensive income	(679)		3,429
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income	0		3
Cash flow hedges	(2)		25
Remeasurements of defined benefit pension plans	43		(574)
Currency retranslation gains/(losses)	(20)		(8)
Other comprehensive income	21		(554)
After tax
Equity instruments at fair value through other comprehensive income	(34)		52
Cash flow hedges	(22)		51
Remeasurements of defined benefit pension plans	(47)		1,463
Currency retranslation gains/(losses)	(555)	[1]	1,309
Other comprehensive income	€ (658)		€ 2,875

[1]	Includes a hyperinflation adjustment of €247 million in relation to Argentina and Turkey.